Cushing MLP & Infrastructure Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2021

		Fair
Common Stock - 68.3%	Shares	Value
Aerospace & Defense - 0.4%
United States - 0.4%
Tellurian Inc.	89,130	$284,325

General Partnerships - 0.8%
Canada - 0.8%
Enlink Midstream LLC (1)	120,000	646,800

Large Cap Diversified C Corps - 27.9%
Canada - 15.1%
Enbridge, Inc.(1)	102,000	4,009,620
Pembina Pipeline Corporation(1)	138,000	4,202,100
TC Energy Corporation(1)	80,000	3,798,400
United States - 12.7%
Kinder Morgan, Inc.(1)	180,000	2,928,600
ONEOK, Inc.(1)	70,000	3,676,400
Williams Companies, Inc.(1)	140,000	3,456,600
		22,071,720
Natural Gas Gatherers & Processors - 6.7%
United States - 6.7%
Targa Resources Corporation(1)	121,000	5,314,320

Natural Gas Transportation & Storage - 5.2%
United States - 5.2%
Equitrans Midstream Corporation(1)	470,000	4,103,100

Other Renewable Generation - 3.9%
Canada - 1.9%
Brookfield Renewable Corporation(1)	35,000	1,533,350
United States - 2.0%
Bloom Energy Corp.	73,000	1,563,660
		3,097,010
Refiners - 4.8%
United States - 4.8%
Marathon Petroleum Corporation(1)	64,000	3,793,280

Solar - 1.9%
United Kingdom - 1.9%
Atlantica Sustainable Infrastructure plc(1)	40,000	1,504,400

Solar Developer - 2.2%
Mauritius - 2.2%
Azure Power Global Ltd. (1)	76,000	1,706,960

Solar Energy Equipment - 5.2%
United States - 5.2%
Enphase Energy Inc. (1)	6,000	1,042,380
Sunrun Inc. (1)	70,000	3,097,500
		4,139,880
Utilities - 4.3%
United States - 4.3%
NextEra Energy, Inc.(1)	40,000	3,359,600

Wind Energy Equipment - 1.8%
United States - 1.8%
TPI Composites Inc. (1)	40,000	1,452,400

Yield Co - 3.2%
United States - 3.2%
Clearway Energy Inc.(1)	80,000	2,511,200
Total Common Stocks (Cost $54,004,556)		$53,984,995

MLP Investments and Related Companies - 45.2%	Units
Crude Oil & Refined Products - 3.4%
United States - 3.4%
Magellan Midstream Partners, L.P.(1)	54,000	$2,657,340

Large Cap Diversified C Corps - 4.7%
United States - 4.7%
Plains GP Holdings, L.P.(1)	380,000	3,708,800

Large Cap MLP - 14.5%
United States - 14.5%
Energy Transfer, L.P.(1)	560,000	5,208,000
Enterprise Products Partners, L.P.(1)	113,000	2,515,380
MPLX, L.P.(1)	134,000	3,768,080
		11,491,460
Natural Gas Gatherers & Processors - 17.9%
United States - 17.9%
DCP Midstream, L.P.(1)	93,000	2,423,580
Western Midstream Partners L.P.(1)	200,000	3,948,000
Hess Midstream, L.P.(1)	164,000	4,221,360
Rattler Midstream, L.P.(1)	324,000	3,531,600
		14,124,540
Yield Co - 4.7%
United States - 4.7%
NextEra Energy Partners, L.P.(1)	46,500	3,716,745
Total MLP Investments and Related Companies (Cost $36,874,374)		$35,698,885

Preferred Stock - 5.1%
Crude Oil & Refined Products - 0.3%
United States - 0.3%
NGL Energy Partners L.P.(1)	20,313	$227,912

Natural Gas Gatherers & Processors - 2.0%
United States - 2.0%
Crestwood Equity Partners, L.P.(1)	58,182	1,533,096

Utilities - 2.8%
United States - 2.8%
NextEra Energy Capital Holdings Inc.(1)	81,000	2,242,080
Total Preferred Stock (Cost $3,781,257)		$4,003,088

Short-Term Investments - Investment Companies - 15.2%	Shares
United States - 15.2%
First American Government Obligations Fund - Class X, 0.03% (2)	6,023,732	$6,023,732
First American Treasury Obligations Fund - Class X, 0.01% (2)	6,023,732	6,023,732
Total Short-Term Investments - Investment Companies (Cost $12,047,464)		$12,047,464

Total Investments - 133.8% (Cost $106,707,651)		$105,734,432
Liabiliities in Excess of Other Assets - (33.8)%		(26,684,643)
Net Assets Applicable to Common Stockholders - 100.0%		$79,049,789

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	Rate reported is the current yield as of August 31, 2021.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2021	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$53,984,995	$53,984,995	$-	$-
Master Limited Partnerships and Related Companies (a)	35,698,885	35,698,885	-	-
Preferred Stock (a)	4,003,088	4,003,088	-
Total Equity Securities	93,686,968	93,686,968	-	-
Other Short Term Investments (a)	12,047,464	12,047,464	-	-
Total Other	12,047,464	12,047,464	-	-
Total Assets	$105,734,432	$105,734,432	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2021.

Transfers into and out of each level are measured at fair value at the end of the period.  There were no transfers between any levels during the period ended August 31, 2021.